Related Party Balances and Transactions (Details)	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended					1 Months Ended					12 Months Ended				12 Months Ended							12 Months Ended							1 Months Ended			12 Months Ended					1 Months Ended		12 Months Ended
	Mar. 25, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 25, 2013 Ordinary Shares	Dec. 31, 2013 Ordinary Shares USD ($)	Dec. 31, 2013 Wuling Center USD ($)	Dec. 31, 2013 Wuling Center CNY	Dec. 31, 2012 Wuling Center USD ($)	Dec. 31, 2012 Wuling Center CNY	Mar. 31, 2011 Firmway USD ($)	Dec. 31, 2013 Management USD ($)	Dec. 31, 2012 Management USD ($)	Dec. 31, 2013 Customer and supplier USD ($)	Dec. 31, 2012 Customer and supplier USD ($)	Dec. 31, 2013 Other USD ($)	Dec. 31, 2012 Other USD ($)	Dec. 31, 2013 Shanghai Yueshun Real Estate Development Co., Ltd USD ($)	Dec. 31, 2012 Shanghai Yueshun Real Estate Development Co., Ltd USD ($)	Dec. 31, 2013 CRERAT USD ($)	Dec. 31, 2012 CRERAT USD ($)	Dec. 31, 2011 CRERAT USD ($)	Dec. 31, 2012 CRERAT Selling, general and administrative expenses USD ($)	Dec. 31, 2011 CRERAT Selling, general and administrative expenses USD ($)	Dec. 31, 2012 SINA USD ($)	Dec. 31, 2013 SINA USD ($)	Dec. 31, 2013 SINA Cost of revenue USD ($)	Dec. 31, 2012 SINA Cost of revenue USD ($)	Dec. 31, 2013 E-House China Real Estate Investment Fund I, L.P. USD ($)	Dec. 31, 2012 E-House China Real Estate Investment Fund I, L.P. USD ($)	Dec. 31, 2011 E-House China Real Estate Investment Fund I, L.P. USD ($)	Dec. 31, 2013 Shanghai Jin Yue Real Estate Development Co., Ltd USD ($)	Dec. 31, 2012 Shanghai Jin Yue Real Estate Development Co., Ltd USD ($)	Jan. 31, 2008 E-House Real Estate Asset Management Co., Ltd.	Jan. 31, 2010 Shengyuan Center USD ($)	Jan. 31, 2010 Shengyuan Center CNY	Dec. 31, 2013 Shengyuan Center USD ($)	Dec. 31, 2013 Shengyuan Center CNY	Dec. 31, 2012 Shengyuan Center USD ($)	Dec. 31, 2011 Shengyuan Center USD ($)	Jan. 31, 2010 Shengyuan Center Xin Zhou	Jan. 31, 2010 Shanghai Yidezeng Equity Investment Center	Apr. 30, 2010 Shanghai Yidexin Equity Investment Center	Dec. 31, 2013 Shengquan Center USD ($)	Dec. 31, 2012 Shengquan Center USD ($)	Dec. 31, 2011 Shengquan Center USD ($)	Dec. 31, 2013 Shengquan Center Xin Zhou	Dec. 31, 2013 Xuyuechang Center USD ($)	Dec. 31, 2013 Xuyuerong Center USD ($)	Dec. 31, 2013 Xuyuezhen Center USD ($)
Amounts due from related parties
Total amounts due from related parties		$ 1,263,416	$ 319,380											$ 981,648	$ 46,067	$ 281,768	$ 273,313
Amounts due to related parties		5,535,512	4,281,830									2,760,000	262,406	1,745,263	3,638,975	1,030,249	380,449
Customer and supplier
Revenue																				1,084,047	52,120	268,380			1,855
Selling, general and administrative expenses recorded by the group																							476,706	822,249
Cost of revenue recorded by the group																											6,033,036	5,145,039
Balances with customers, suppliers and affiliates who are related parties
Amount due from related parties																		281,768	273,313	981,648	46,067
Amount due to related parties																				(3,892)	(1,133,357)				(2,505,618)	(1,741,371)						(392,219)	(380,449)															(103,331)	(480,081)	(54,618)
Percentage of ownership interest in subsidiary																																		51.00%								51.00%	51.00%
Amount invested by Mr. Xin Zhou, the Group's executive chairman, and Mr. Neil Nanpeng Shen, director of the company																													28,000,000
Cash contribution made		5,766,873	2,161,001	21,567,027			4,428,486	27,000,000	2,386,440	15,000,000																									10,065,348	65,000,000
Equity interest (as a percent)							6.52%	6.52%	6.52%	6.52%										51.00%															13.00%	13.00%					8.00%						2.37%	0.50%	0.50%	0.50%
Amount received as a return of capital																																					461,463	2,800,000
Purchase price											12,000,000
Ordinary shares issued to Kanrich					17,790,125
Aggregate price of shares issued to Kanrich	62,621,240					17,790
Management fees		$ 6,334,198	$ 2,402,415	$ 2,416,479			$ 3,804,667									$ 305,343													$ 63,567	$ 202,198	$ 250,100						$ 1,549,416		$ 1,580,360	$ 1,548,520				$ 611,205	$ 619,857	$ 617,859